Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Provisions
Current provisions	€ 674	€ 667
Non-current provisions	1,572	1,881
Total Provisions	2,246	2,548	€ 2,639
Asset retirement obligations
Provisions
Current provisions	61	43
Non-current provisions	969	1,427
Total Provisions	1,030	1,470	1,222
Legal and regulatory
Provisions
Current provisions	193	235
Non-current provisions	237	214
Total Provisions	430	449	528
Restructuring provision
Provisions
Current provisions	298	241
Non-current provisions	210	61
Total Provisions	508	302	426
Other
Provisions
Current provisions	122	148
Non-current provisions	156	179
Total Provisions	€ 278	€ 327	€ 463